Disclosure on Individual Items of the Consolidated Financial Statements (Details)					12 Months Ended
	Sep. 30, 2025 EUR (€)	Aug. 20, 2025 shares	Dec. 28, 2023 EUR (€) shares	Dec. 28, 2023 USD ($)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 28, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Jan. 26, 2021 shares
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenue from contracts with customers					€ 31,559,000		€ 110,013,000		€ 107,384,000
Write-downs of inventories					27,188,000		13,991,000
Share-based payments					2,655,000		3,866,000		1,451,000
Amortization of capitalized development costs					7,887,000		4,111,000		2,463,000
Government grants amount					€ 0		3,082,000		692,000
Carrying amount of asset							692,000		692,000
Finance expense from remeasurement of warrant liabilities							62,170,000		10,859,000
Share issued (in Shares) | shares					60,516,474						60,516,474	1,116,072
Par value (in Dollars per share) | $ / shares													$ 15.51
Interest expense	€ 500,000				€ 20,795,000		€ 10,919,000	$ 0		$ 0
Effective tax rate							29.48%	29.48%
Corporate tax rate							15.00%	15.00%
solidarity surcharge percentage							5.50%	5.50%
Trade tax							13.65%	13.65%
Deferred Taxes Amount (in Dollars) | $						$ 134
Recognized Deferred Taxes					3,310,000		€ 643,000
Loss attributable to the shareholders					€ (55,190,000)		€ (97,958,000)		€ (55,081,000)
Weighted average basic (in Shares) | shares					56,394,000	56,394,000	51,224,000	51,224,000	48,919,000	48,919,000
Weighted average diluted (in Shares) | shares					56,394,000	56,394,000	51,224,000	51,224,000	48,919,000	48,919,000
Remaining useful life					3 years	3 years
Additional Amortization Amount					€ 3,598
Interest rate							10.00%						10.00%
Rental income, operating					137,000		€ 137,000
Cash deposit					37,000		37,000
Write-downs of inventories					13,198		689,000		€ 8,093,000
VAT receivable					551,000
salaries and wages amount					160,000
Deferred day one loss					€ 933,000		13,447,000
Constant maturity US treasury rates					1 year 11 months 23 days	1 year 11 months 23 days
Percentage of dividend yield					0.00%	0.00%
Percentage of drawdown probability					5.00%	5.00%
Other accrued					€ 537,000		624,000
Cash at banks includes restricted cash							644,000
Issued share capital					5,000		€ 5,000		4,000						€ 5,000
Exercise price of warrants (in Dollars per share) | $ / shares								$ 7
Exercise price of warrants increase (in Dollars per share) | $ / shares								$ 8
Increase equity			€ 7,009,000	$ 7,802,000
Warrants liabilities			1,989,000											$ 2,198,000
Transaction costs			268,000	$ 283,000
Public warrants (in Shares) | shares							36,872	36,872
Capital reserves					332,907,000		€ 245,298,000		225,007,000
Exercise of warrants					26,950,000		9,260,000
Shareholder loans					2,274,000	$ 4,328,747	€ 1,067,000
Ordinary price per share					390						$ 0.0001
Increase in capital reserves					€ 63,851	$ 57,539
Convertible note agreement description					On May 01, 2025, ADSE secured financing through convertible note agreements with different insti-tutional lenders in a total principal amount of kUSD 53,763 (kEUR 47,398). The notes were issued with a discount of 7% and bear interest of 2% p. a. They can either be converted into equity or redeemed in cash over a period of three years until May 01, 2028. Together with the convertible notes, 1,116,072 warrants were issued resulting in a disagio of the notes in an amount of kEUR 9,000. Transaction costs are being discounted from the notes as well. Both are amortized together with the issue discount using the effective interest rate method.	On May 01, 2025, ADSE secured financing through convertible note agreements with different insti-tutional lenders in a total principal amount of kUSD 53,763 (kEUR 47,398). The notes were issued with a discount of 7% and bear interest of 2% p. a. They can either be converted into equity or redeemed in cash over a period of three years until May 01, 2028. Together with the convertible notes, 1,116,072 warrants were issued resulting in a disagio of the notes in an amount of kEUR 9,000. Transaction costs are being discounted from the notes as well. Both are amortized together with the issue discount using the effective interest rate method.
Convertible notes settled description					Until that date, the lenders had converted a total principal amount of kUSD 29,170 (kEUR 25,162) as well as interest in the amount of kUSD 1,844 (kEUR 1,591) into equity resulting in a total increase of share capital of EUR 306 and an addition to the capital reserve of kEUR 26,753. The remaining outstanding principal and interest were settled in cash.	Until that date, the lenders had converted a total principal amount of kUSD 29,170 (kEUR 25,162) as well as interest in the amount of kUSD 1,844 (kEUR 1,591) into equity resulting in a total increase of share capital of EUR 306 and an addition to the capital reserve of kEUR 26,753. The remaining outstanding principal and interest were settled in cash.
Warrant liabilities					€ 43,550,000
Share price (in Dollars per share) | $ / shares						$ 18
Price per warrant (in Dollars per share) | $ / shares						$ 0.01
Fair market value price per shares (in Dollars per share) | $ / shares											$ 11.5
Warrants issued (in Shares) | shares							7,300,003		3,216,667				7,300,003
Fair value of warrants							€ 13,981,000
Remaining Outstanding Warrants (in Dollars) | $						$ 1,680,000
Warrants exercise price (in Dollars per share) | $ / shares											$ 16.88
Shares of Warrants (in Dollars) | $						161,290
Exercise price (in Dollars) | $						$ 6.2
Aggregate fair value					6,773,000
Fair value of warrants					9,014,000
Loans and borrowings amount							11,971,000		€ 5,006,000
Interest payable							€ 1,363,000		€ 5,000
Nominal amount	€ 2,580,000				€ 2,719								$ 23,000,000
Maturity date							August 31, 2025	August 31, 2025
Liquidity discount percentage					10.00%	10.00%	10.00%	10.00%
Weighted average remaining contractual lifetime							2 years 2 months 23 days	2 years 2 months 23 days	2 years 2 months 12 days	2 years 2 months 12 days
Increase in equity					€ 1,249,000		€ 2,314,000		€ 729,000
Vested RSUs (in Shares) | shares							21,005	21,005
Contractual life of the NQSOs outstanding					7 years 7 months 2 days	7 years 7 months 2 days	8 years 3 months 18 days	8 years 3 months 18 days	8 years 3 months 18 days	8 years 3 months 18 days
Weighted average fair value of NQSO (in Dollars per share) | $ / shares						$ 4.91		$ 4.24
Weighted average share price (in Dollars per share) | $ / shares						$ 11.37		$ 11.21
Warrant liabilities include non-cash effective changes					€ 57,539,000		€ 15,647,000
Impairment losses on financial assets					55,000		58,000		€ (104,000)
Cash					6,987,000		22,858,000
Warrant liabilities					11,259,000		119,581,000
Trade payables					€ 20,865,000		35,171,000
Percentage of revenues					82.00%	82.00%
Day One Loss [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Deferred day one loss					€ 12,392,000		12,392,000
Fair value of warrants							16,669,000
Nominal amount							€ 20,000,000
Warrant liabilities include non-cash effective changes					€ 17,819,000
USD [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Percentage of revenues					92.00%	92.00%	95.00%	95.00%	95.00%	95.00%
Depreciated percentage					10.00%	10.00%	10.00%	10.00%
Onerous contracts provision [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Recognized provision onerous contract amount					€ 25,000		€ 162,000
Cost of Goods Sold [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share-based payments					417,000		538,000		€ 147,000
Research and Development Expenses [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share-based payments							222,000		49,000
Selling, General and Administrative Expenses [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share-based payments					1,938,000		3,330,000		1,365,000
Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest expense					€ 21,563,000		€ 16,106,000		2,784,000
Lender Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares							100,000						100,000
Over-Allotment Options [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares					937,486						937,486
Sponsor [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares					4,475,000						4,475,000
Top of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Corporate tax rate					15.00%	15.00%
Lease maturity runs					4 years	4 years
Increase equity			€ 6,741,000
Trading days					30 years	30 years
Average expected fluctuation					10.00%	10.00%	10.00%	10.00%
Range of exercise prices (in Dollars per share) | $ / shares						$ 15.08		$ 10.44
Average expected percentage					10.00%	10.00%	10.00%	10.00%
Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Corporate tax rate					10.00%	10.00%
Lease maturity runs					1 year	1 year
Trading days					20 years	20 years
Average expected fluctuation					0.00%	0.00%	0.00%	0.00%
Range of exercise prices (in Dollars per share) | $ / shares						$ 3.21		$ 3.21
Average expected percentage					0.00%	0.00%	0.00%	0.00%
Commercial and industrial [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenue from contracts with customers					€ 2,190,000		€ 1,677,000		14,186,000
Goods or services transferred over time [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenue from contracts with customers					0				1,602,000
ADSE [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Write-downs of inventories					€ 13,198,000		689,000		8,093,000
Percentage of drawdown probability					5.00%	5.00%
Other accrued					€ 1,866
ADSE [Member] | Onerous contracts provision [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Recognized provision onerous contract amount					€ 1,313,000		€ 3,719,000		€ 8,614,000
ADSE [Member] | Top of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate					9.56%						9.56%
ADSE [Member] | Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate					3.78%						3.78%
ADSE Holdco [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares					12.68						12.68
Weighted average basic (in Shares) | shares					56,394	56,394	51,224,000	51,224,000	48,919,000	48,919,000
Weighted average diluted (in Shares) | shares					61,558,000	61,558,000	57,724,000	57,724,000	49,208,000	49,208,000
Increase in equity							€ 1,775,000								€ 1,301,000
Payroll taxes decrease							221,000
Net increase in equity							2,094,000		€ 1,249,000
Charge box (CBX) [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Carrying amount					€ 1,664,000		2,636,000
DC-CBX [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Carrying amount					2,188,000		3,465,000
CPT [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Carrying amount					€ 10,132,000		€ 12,159,000
Second shareholder loan [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates					1 year 10 months 24 days	1 year 10 months 24 days	1 year 7 months 17 days	1 year 7 months 17 days
Other accrued							€ 0
Warrants issued (in Shares) | shares							2,500,001						2,500,001
Warrants exercise price (in Shares) | shares							1,500,000	1,500,000
Warrants issued (in Dollars per share) | $ / shares								$ 6.2
Investor [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Par value (in Dollars per share) | $ / shares														$ 6
Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate					10.00%						10.00%
Exercise of warrants							€ 188,000	$ 200,000
Fair value of warrants					€ 35,377,000		€ 78,849,000
Warrants exercise price (in Shares) | shares							6.2	6.2
Warrants shares issued (in Shares) | shares							7,300,003	7,300,003
Loans and borrowings amount					5,010,000		€ 13,333,000
Public Warrant [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares							5,047,695		2,139,586				5,047,695
Warrant liabilities							€ 40,731,000		€ 8,173,000
Private Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares							2,773,255						2,773,255
Warrants exercise price (in Dollars per share) | $ / shares											$ 3
EUSG [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares																6,250,000
Nominal amount					€ 21,957,000		€ 1,187,000						$ 1,847,000
First Shareholder Loan [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates					7 months 24 days	7 months 24 days
Warrants exercise price (in Shares) | shares							1,716,667	1,716,667
Warrants issued (in Dollars per share) | $ / shares								$ 3
First Shareholder Loan [Member] | Top of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates							7 months 24 days	7 months 24 days
First Shareholder Loan [Member] | Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates							2024 years	2024 years
Second Shareholder Loan Plus [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates							1 year 7 months 17 days	1 year 7 months 17 days
Warrants issued (in Shares) | shares							4,800,002						4,800,002
Warrants issued (in Dollars per share) | $ / shares								$ 6.2
Shareholder Loan Plus [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount							€ 1,280,000
NQSO [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Increase in equity							1,775,000		€ 832,000		$ 1,301
One Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount							€ 2,305,000
Germany [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenues generated					49.60%	49.60%	76.10%	76.10%	72.10%	72.10%
Ordinary shares [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares			1,666,667											1,666,667
Par value (in Dollars per share) | $ / shares														$ 0.0001
Issued share capital | $														$ 167,000
Ordinary price per share | $											$ 433
Ordinary shares [member] | ADSE [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Other accrued					€ 0
Ordinary shares [member] | Second shareholder loan [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Other accrued							€ 2,110,000
Restricted Stock Units (RSUs) [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Shareholder loans					1,249,000		2,314,000		€ 729,000
Capitalised development expenditure [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share-based payments					343,000				5,404,000
Customers [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Cash					22,858,000
Customers [Member] | Over-Allotment Options [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Shareholder loans							10,286,000
Customers [Member] | Goods or services transferred at point in time [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenue from contracts with customers					5,831,000		37,225,000		€ 7,262,000
Customers [Member] | ADSE Holdco [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Cash					6,987,000
Customers [Member] | Loans and Borrowings [Member] | Over-Allotment Options [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Cash					6,987,000
Warrants [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrant Liabilities					40,567,000
Finance expense from remeasurement of warrant liabilities					€ 8,724,000
Percentage of dividend yield					0.00%	0.00%
Issued share capital							128,000						$ 138,000
Capital reserves							15,835,000
Weighted average share price (in Dollars per share) | $ / shares											$ 11.5
Warrant liabilities include non-cash effective changes					€ 15,647,000
Warrant liabilities					€ 54,808,000
Warrants [member] | ADSE Holdco [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares			1,339,285											1,339,285
Warrants shares issued (in Shares) | shares		10,310
Term of warrants		1827284 years
Six-Month Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates					4 years 3 months 29 days	4 years 3 months 29 days
Six-Month Warrants [Member] | Loans and Borrowings [Member] | Capitalised development expenditure [member] | EUSG [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Trade payables							€ 2,275,000